1. Summary of Significant Accounting Policies (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details Narrative
Unpaid principal balances of mortgage loans serviced for others	$ 2,400	$ 3,100	$ 4,000
Balance of other real estate	1,679	6,254
Compensation expense for restricted stock awards	173	42	7
Unrecognized compensation expense	$ 584